Principal Subsidiaries - Principal Foreign Subsidiaries (Detail) - Foreign [member]	12 Months Ended
Mar. 31, 2019
Sumitomo Mitsui Banking Corporation Europe Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.K.
Proportion of Ownership Interest	100.00%
Proposition of Voting Rights	100.00%
Main Business	Commercial banking
Sumitomo Mitsui Banking Corporation (China) Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Proportion of Ownership Interest	100.00%
Proposition of Voting Rights	100.00%
Main Business	Commercial banking
PT Bank BTPN Tbk [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Indonesia
Proportion of Ownership Interest	98.40%
Proposition of Voting Rights	98.40%
Main Business	Commercial banking
SMBC Americas Holdings, Inc. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.S.A.
Proportion of Ownership Interest	100.00%
Proposition of Voting Rights	100.00%
Main Business	Bank holding company
Manufacturers Bank [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.S.A.
Proportion of Ownership Interest	100.00%
Proposition of Voting Rights	100.00%
Main Business	Commercial banking
Banco Sumitomo Mitsui Brasileiro S.A. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Proportion of Ownership Interest	100.00%
Proposition of Voting Rights	100.00%
Main Business	Commercial banking
JSC Sumitomo Mitsui Rus Bank [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Russia
Proportion of Ownership Interest	100.00%
Proposition of Voting Rights	100.00%
Main Business	Commercial banking
SMBC Bank EU AG [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Proportion of Ownership Interest	100.00%
Proposition of Voting Rights	100.00%
Main Business	Commercial banking
Sumitomo Mitsui Banking Corporation Malaysia Berhad [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malaysia
Proportion of Ownership Interest	100.00%
Proposition of Voting Rights	100.00%
Main Business	Commercial banking
SMBC Leasing and Finance, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.S.A.
Proportion of Ownership Interest	100.00%
Proposition of Voting Rights	100.00%
Main Business	Leasing
SMBC Nikko Securities America, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.S.A.
Proportion of Ownership Interest	100.00%
Proposition of Voting Rights	100.00%
Main Business	Securities
SMBC Nikko Capital Markets Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.K.
Proportion of Ownership Interest	100.00%
Proposition of Voting Rights	100.00%
Main Business	Securities
SMBC Capital Markets, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.S.A.
Proportion of Ownership Interest	100.00%
Proposition of Voting Rights	100.00%
Main Business	Derivatives